Related Party Transactions and Balances - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Oct. 18, 2021 CAD ($)	Oct. 18, 2021 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)
Issued capital [member]
Disclosure of transactions between related parties [line items]
Reduction of issued capital	$ 8.3	$ 6.7			$ 8.3
AlgomaSteelParent SCA [Member] | SettlementOfParentCompanyPromissoryNoteReceivable [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, Related party transactions					$ 2.2	$ 1.7
Proceeds from amounts receivable, Related party transactions			$ 6.5	$ 5.0
AlgomaSteelParent SCA [Member] | SettlementOfParentCompanyPromissoryNoteReceivable [Member] | Issued capital [member]
Disclosure of transactions between related parties [line items]
Reduction of issued capital	$ 8.3	$ 6.7
Subsidiaries [member] | AlgomaSteelInc [Member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities on behalf of entity by related party, Related party transactions			$ 6.5	$ 5.0